Acquisition - Summary of Fair Value of the Consideration (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	May 17, 2017
Disclosure Of Business Combinations [Line Items]
Estimated Contingent Payment (Note 23)	$ 132	$ 206
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Common Shares			$ 2,579
Cash			15,005
Fair value of consideration			17,584
Estimated Contingent Payment (Note 23)	$ 132		361
Total Consideration			$ 17,945